Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Write-downs of inventories	$ 20,812	$ 70,707	$ 180,900